STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CASH MANAGEMENT, CORPORATE, INSTITUTIONAL, PERSONAL INVESTMENT, PRIVATE INVESTMENT, RESERVE AND RESOURCE CLASSES OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO                 GOVERNMENT & AGENCY PORTFOLIO
STIC PRIME PORTFOLIO                    GOVERNMENT TAXADVANTAGE PORTFOLIO
TREASURY PORTFOLIO                      TAX-FREE CASH RESERVE PORTFOLIO


The following information replaces in its entirety the second paragraph and table appearing under the heading "DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS -- POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS" on pages 15 and 16 of the Statement of Additional Information:

"PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolios make available to institutions that maintain accounts with the Portfolios, beneficial owners of the Portfolios' shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolios' portfolio holdings. The Portfolios disclose the following holdings information on http://www.invescoaim.com(1):

------------------------------------ ---------------------------------- ----------------------------------
                                      APPROXIMATE DATE OF POSTING TO    INFORMATION REMAINS AVAILABLE ON
       INFORMATION AVAILABLE                      WEBSITE                            WEBSITE
------------------------------------ ---------------------------------- ----------------------------------
Weighted average maturity            Next business day                  Until posting of the following
information; thirty-day, seven-day                                      business day's information
and one-day yield information;
daily dividend factor and total
net assets
------------------------------------ ---------------------------------- ----------------------------------
Complete portfolio holdings, and     1 day after month-end or any       Until posting of the fiscal
information derived therefrom, as    other period, as may be            quarter holdings for the months
of month-end or as of some other     determined by the Advisor in its   included in the fiscal quarter
period determined by the Advisor     sole discretion
in its sole discretion
------------------------------------ ---------------------------------- ----------------------------------
Complete portfolio holdings as of    60-70 days after fiscal
fiscal quarter-end                   quarter-end                        For one year
------------------------------------ ---------------------------------- ----------------------------------

----------
(1) To locate the Portfolios' portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the applicable Portfolio. Links to the Portfolios' holdings are located in the upper right side of this website page."

PROSPECTUS SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUSES FOR CASH MANAGEMENT, CORPORATE, INSTITUTIONAL, PERSONAL INVESTMENT, PRIVATE INVESTMENT, RESERVE AND RESOURCE CLASSES OF THE PORTFOLIOS LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO           STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO       TAX-FREE CASH RESERVE PORTFOLIO
LIQUID ASSETS PORTFOLIO                 TREASURY PORTFOLIO


The following information replaces in its entirety the information appearing under the heading "DISCLOSURE OF PORTFOLIO HOLDINGS" in the prospectus:

"Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

------------------------------------------- ----------------------------------------- -------------------------------
                                                                                      INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE                       APPROXIMATE DATE OF POSTING TO WEBSITE    ON WEBSITE
------------------------------------------- ----------------------------------------- -------------------------------
Weighted average maturity information;      Next business day                         Until posting of the
thirty-day, seven- day and one-day yield                                              following business day's
information; daily dividend factor and                                                information
total net assets
------------------------------------------- ----------------------------------------- -------------------------------
Complete portfolio holdings, and            1 day after month-end or any other        Until posting of the fiscal
information derived therefrom, as of        period, as may be determined by the       quarter holdings for the
month-end or as of some other period        Advisor in its sole discretion            months included in the fiscal
determined by the Advisor in its sole                                                 quarter
discretion
------------------------------------------- ----------------------------------------- -------------------------------

     A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com."